Schedule of consideration transferred (Details) (Parenthetical) - USD ($)				12 Months Ended
		Jul. 01, 2024	May 06, 2024	Dec. 31, 2025	Dec. 31, 2024
Fortress Cove Limited [Member]
Business Combination [Line Items]
Fair value of contingent consideration	[1]
Fortress Cove Limited [Member] | Maximum [Member]
Business Combination [Line Items]
Newly issued ordinary shares			1,000,000
Share Purchase Agreement [Member] | Minimum [Member]
Business Combination [Line Items]
Net income					$ 2,000,000
Share Purchase Agreement [Member] | Minimum [Member] | Forecast [Member]
Business Combination [Line Items]
Net income				$ 5,000,000
Acquisition of Fortress Cove [Member]
Business Combination [Line Items]
Fair value of contingent consideration			$ 0
Share Purchase Agreement [Member]
Business Combination [Line Items]
Newly issued ordinary shares		1,428,572
Share Purchase Agreement [Member] | Fortress Cove Limited [Member]
Business Combination [Line Items]
Newly issued ordinary shares, value			$ 15,000,000
Business acquisition, share issued, value			8,571,428
Business acquisition, share price			$ 1.75

[1]	There is a contingent consideration where up to 1,000,000 new EUDA shares will be issued to the shareholders of Fortress Cove if net income of CKHP is at least $2,000,000 for Fiscal Year 2024 and $5,000,000 for Fiscal Year 2025 (“Milestones”). The contingent consideration will be issued as soon as practicable after both Milestones are achieved. Based on the financial forecast of CKHP, CKHP forecasted the probability of achieving the Milestones is very unlikely in Fiscal Year 2024 and Fiscal Year 2025. Hence, CKHP considered the fair value of the contingent consideration to be $0.